Income taxes - Summary the Schedules of Deferred Tax Assets and Liabilities by Major Because of their Occurrence (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss		¥ 61,544
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		708,817	¥ 722,283
Recognized in profit or loss		77,260	(37,546)
Recognized in other comprehensive income		18,005	(10,031)
Changes accompanying business combination		11,174	14,845
Recognized directly in equity		(2,866)	1,515
Other	[1]	27,101	17,751
Deferred tax liability (asset)		839,491	708,817
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		71,087	86,170
Recognized in profit or loss		(5,756)	(16,573)
Changes accompanying business combination		10,157
Other	[1]	5,600	1,490
Deferred tax liability (asset)		81,088	71,087
Deferred Tax Assets [Member] | Defined Benefit Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		72,565	62,426
Recognized in profit or loss		5,826	20,721
Recognized in other comprehensive income		(8,245)	(9,493)
Changes accompanying business combination		(28)
Recognized directly in equity		(1,881)	1,640
Other	[1]	(1,102)	(2,729)
Deferred tax liability (asset)		67,135	72,565
Deferred Tax Assets [Member] | Amortization Including Content Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		26,759	44,251
Recognized in profit or loss		(1,675)	(20,323)
Changes accompanying business combination		(25,695)
Other	[1]	2,828	2,831
Deferred tax liability (asset)		2,217	26,759
Deferred Tax Assets [Member] | Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		96,100	90,818
Recognized in profit or loss		12,628	5,091
Changes accompanying business combination		221	1,244
Other	[1]	4,378	(1,053)
Deferred tax liability (asset)		113,327	96,100
Deferred Tax Assets [Member] | Warranty Reserves And Accrued Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		141,344	129,649
Recognized in profit or loss		4,240	8,389
Changes accompanying business combination		1,599	134
Other	[1]	2,644	3,172
Deferred tax liability (asset)		149,827	141,344
Deferred Tax Assets [Member] | Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		29,546	29,714
Recognized in profit or loss		15,479	(547)
Other	[1]	(302)	379
Deferred tax liability (asset)		44,723	29,546
Deferred Tax Assets [Member] | Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		43,189	40,231
Recognized in profit or loss		(3,566)	2,539
Changes accompanying business combination			161
Other	[1]	429	258
Deferred tax liability (asset)		40,052	43,189
Deferred Tax Assets [Member] | Tax Credit Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		38,884	48,315
Recognized in profit or loss		(12,297)	(12,007)
Changes accompanying business combination		5,792
Other	[1]	3,845	2,576
Deferred tax liability (asset)		36,224	38,884
Deferred Tax Assets [Member] | Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		7,748	7,165
Recognized in profit or loss		(1,857)	98
Changes accompanying business combination			2
Other	[1]	259	483
Deferred tax liability (asset)		6,150	7,748
Deferred Tax Assets [Member] | Impairment Of Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		9,816	6,800
Recognized in profit or loss		(3,709)	3,418
Other	[1]	(55)	(402)
Deferred tax liability (asset)		6,052	9,816
Deferred Tax Assets [Member] | Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		31,185	24,502
Recognized in profit or loss		22,076	3,779
Changes accompanying business combination		(2,299)
Other	[1]	2,478	2,904
Deferred tax liability (asset)		53,440	31,185
Deferred Tax Assets [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		140,594	152,242
Recognized in profit or loss		45,871	(32,131)
Recognized in other comprehensive income		(2,408)	(538)
Changes accompanying business combination		21,427	13,304
Recognized directly in equity		(985)	(125)
Other	[1]	6,099	7,842
Deferred tax liability (asset)		210,598	140,594
Deferred Tax Assets [Member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in other comprehensive income		28,658
Deferred tax liability (asset)		28,658
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(1,106,720)	(1,323,201)
Recognized in profit or loss		(11,572)	47,051
Recognized in other comprehensive income		324,208	194,989
Changes accompanying business combination		(3,328)	(16,475)
Recognized directly in equity		(159)	765
Other	[1]	(13,405)	(9,849)
Deferred tax liability (asset)		(810,976)	(1,106,720)
Deferred Tax Liabilities [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(67,610)	(60,187)
Recognized in profit or loss		13,812	6,072
Recognized in other comprehensive income		(52)	(292)
Changes accompanying business combination		(3,120)	(15,230)
Recognized directly in equity		(159)	765
Other	[1]	(7,127)	1,262
Deferred tax liability (asset)		(64,256)	(67,610)
Deferred Tax Liabilities [Member] | Insurance Acquisition Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(191,474)	(176,745)
Recognized in profit or loss		(8,914)	(13,182)
Recognized in other comprehensive income		(5,769)	(1,261)
Other	[1]	(487)	(286)
Deferred tax liability (asset)		(206,644)	(191,474)
Deferred Tax Liabilities [Member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(167,337)	(151,061)
Recognized in profit or loss		(12,317)	(10,796)
Recognized in other comprehensive income		(1,398)	(5,480)
Other	[1]	7,220
Deferred tax liability (asset)		(173,832)	(167,337)
Deferred Tax Liabilities [Member] | Non-current Other Receivables In The Pictures Segment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)			(7,894)
Recognized in profit or loss			8,009
Other	[1]		(115)
Deferred Tax Liabilities [Member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(59,566)	(84,728)
Recognized in profit or loss		(24,365)	25,955
Changes accompanying business combination		(208)	(1,245)
Other	[1]	(6,328)	452
Deferred tax liability (asset)		(90,467)	(59,566)
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(15,969)	(51,011)
Recognized in profit or loss		923	1,841
Recognized in other comprehensive income		8,846	33,085
Other	[1]	1,823	116
Deferred tax liability (asset)		(4,377)	(15,969)
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(53,139)	(87,718)
Recognized in profit or loss		31,952	36,915
Other	[1]	(3,380)	(2,336)
Deferred tax liability (asset)		(24,567)	(53,139)
Deferred Tax Liabilities [Member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(327,359)	(505,914)
Recognized in profit or loss		5,024	9,822
Recognized in other comprehensive income		322,581	168,937
Other	[1]	(246)	(204)
Deferred tax liability (asset)			(327,359)
Deferred Tax Liabilities [Member] | Intangible Assets Acquired Through Stock Exchange Offerings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(23,949)	(23,949)
Deferred tax liability (asset)		(23,949)	(23,949)
Deferred Tax Liabilities [Member] | Intangible Assets Derived From EMI Music Publishing Acquisition [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(101,594)	(93,481)
Recognized in profit or loss		2,277	(1,209)
Other	[1]	(6,639)	(6,904)
Deferred tax liability (asset)		(105,956)	(101,594)
Deferred Tax Liabilities [Member] | Undistributed Earnings Of Foreign Subsidiaries And Corporate Joint Ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(56,031)	(39,166)
Recognized in profit or loss		(15,318)	(15,031)
Other	[1]	1,759	(1,834)
Deferred tax liability (asset)		(69,590)	(56,031)
Deferred Tax Liabilities [Member] | Investment In M Three [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(42,692)	(41,347)
Recognized in profit or loss		(4,646)	(1,345)
Deferred tax liability (asset)		¥ (47,338)	¥ (42,692)

[1]	Other mainly consists of exchange differences on translating foreign operations.